PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Total property plant and equipment, at cost	$ 29,908	$ 24,856
Property, plant and equipment, net	19,019	24,856
Less: accumulated depreciation	10,889	0
Furniture, fixture and electronic equipment [Memebr]
Total property plant and equipment, at cost	$ 29,908	$ 24,856